Note 18 - Intangible assets	12 Months Ended
Dec. 31, 2019
Intangible Assets and Goodwill Abstract
Intangible Assets Explanatory

18. Intangible assets

18.1 Goodwill

The breakdown of the balance under this heading in the accompanying consolidated balance sheets, according to the cash-generating unit (hereinafter “CGU”) to which goodwill has been allocated, is as follows:

Goodwill. Breakdown by CGU and changes of the year (Millions of Euros)
	The United States	Turkey	Mexico	Colombia	Chile	Other	Total

Balance as of December 31, 2016	5,503	624	523	191	68	28	6,937
Additions	-	-	24	-	-	-	24
Exchange difference	(666)	(115)	(44)	(22)	(3)	(1)	(851)
Impairment	-	-	-	-	-	(4)	(4)
Other	-	-	(10)	-	(33)	-	(43)
Balance as of December 31, 2017	4,837	509	493	168	32	23	6,062
Exchange difference	229	(127)	26	(7)	(3)	-	118
Balance as of December 31, 2018	5,066	382	519	161	29	23	6,180
Exchange difference	98	(36)	31	3	(2)	(1)	93
Impairment	(1,318)	-	-	-	-	-	(1,318)
Balance as of December 31, 2019	3,846	346	550	164	27	22	4,955

Goodwill in business combinations

There were no significant business combinations during 2019, 2018 and 2017.

Impairment Test

As mentioned in Note 2.2.8, the CGUs to which goodwill has been allocated, are periodically tested for impairment by including the allocated goodwill in their carrying amount. This analysis is performed at least annually and whenever there is any indication of impairment.

The BBVA Group performs estimations on the recoverable amount of certain CGU´s by calculating the value in use through the discounted value of future cash flows method.

The main hypotheses used for the value in use calculation are the following:

•The forecast cash flows, including net interest margin, estimated by the Group's management, and based on the latest available budgets for the next 3 to 5 years, considering the macroeconomic variables of each CGU, regarding the existing balance structure as well as macroeconomic variables such as the evolution of interest rates and the CPI of the geography where the CGU is located, among others.

•The constant sustainable growth rate for extrapolating cash flows, starting in the third or fifth year, beyond the period covered by the budgets or forecasts.

•The discount rate on future cash flows, which coincides with the cost of capital assigned to each CGU, and which consists of a risk-free rate plus a premium that reflects the inherent risk of each of the businesses evaluated.

The focus used by the Group's management to determine the values of the assumptions is based both on its projections and past experience. These values are verified and use external sources of information, wherever possible. Additionally, the valuations of the goodwill of the CGUs of The United States and Turkey have been reviewed by independent experts (not the Group's external auditors). However, certain changes to the valuation assumptions used could cause differences in the impairment test result.

As a result of the goodwill impairment tests performed by the Group as of December 31, 2019, the Group estimated impairment losses in the United States CGU, which have been recognized under “Impairment or reversal of impairment on non-financial assets - Intangible assets” in the accompanying consolidated income statement as of December 31, 2019, assigned to the Group Corporate Center. This impairment had a net negative impact on the “Profit for the year – attributable to owners of the parent” of €1,318 million, which is mainly as a result of the negative evolution of interest rates, especially in the second half of the year, which accompanied by the slowdown of the economy causes the expected evolution of results below the previous estimation. This recognition does not affect the Tangible Net Equity or the solvency ratio of the BBVA Group.

As of December 31, 2018 and 2017, no impairment has been identified in any of the main CGUs.

Goodwill - The United States CGU

The Group’s most significant goodwill corresponds to the CGU in the United States, the main significant assumptions used in the impairment test of this mentioned CGU are:

Impairment test assumptions CGU goodwill in the United States
	2019	2018	2017
Discount rate	10.0%	10.5%	10.0%
Sustainable growth rate	3.5%	4.0%	4.0%

In accordance with paragraph 33.c of IAS 36, as of December 31, 2019, the Group used a steady growth rate of 3.5% based on the real GDP growth rate of the United States, the expected inflation and the potential growth of the banking sector in the United States. This 3.5% rate is lower than the historical average of the past 30 years of the nominal GDP rate of the United States and lower than the real GDP growth forecasted by the IMF.

The assumptions with a greater relative weight and whose volatility could have a greater impact in determining the present value of the cash flows starting on the fifth year are the discount rate and the sustainable growth rate. Below is shown the increased (or decreased) amount of the CGU recoverable amount as a result of a reasonable variation (in basis points) of each of the key assumptions as of December 31, 2019:

Sensitivity analysis for main assumptions - The United States (Millions of Euros)
	Increase of 50 basis points (*)	Decrease of 50 basis points (*)
Discount rate	(871)	1,017
Sustainable growth rate	340	(292)

(*) Based on historical changes, the use of 50 basis points to calculate the sensitivity analysis would be a reasonable variation with respect to the observed variations over the last five years.

Below is shown the increased (or decreased) amount of the CGU recoverable amount as a result of a reasonable variation (in basis points) of each of the key assumptions as of December 31, 2018 and 2017:

Sensitivity analysis for main assumptions - The United States (Millions of Euros)
	Increase of 50 basis points 2018 (*)	Decrease of 50 basis points 2018 (*)	Increase of 50 basis point 2017 (*)	Decrease of 50 basis point 2017 (*)
Discount rate	(1,009)	1,176	(1,159)	1,371
Sustainable growth rate	526	(451)	661	(559)

(*) Based on historical changes, the use of 50 basis points to calculate the sensitivity analysis would be a reasonable variation with respect to the observed variations over the last five years.

Goodwill - Turkey CGU

The main significant assumptions used in the impairment test of the CGU of Turkey are:

Impairment test assumptions CGU goodwill in Turkey
	2019	2018	2017
Discount rate	17.4%	24.3%	18.0%
Sustainable growth rate	7.0%	7.0%	7.0%

Given the potential growth of the sector in Turkey, in accordance with paragraph 33.c of IAS 36, as of December 31, 2019, 2018 and 2017 the Group used a steady growth rate of 7.0% based on the real GDP growth rate of Turkey and expected inflation.

The assumptions with a greater relative weight and whose volatility could affect more in determining the present value of the cash flows starting on the fifth year are the discount rate and the sustainable growth rate. Below is shown the increased (or decreased) amount of the recoverable amount as a result of a reasonable variation (in basis points) of each of the key assumptions as of December 31, 2019:

Sensitivity analysis for main assumptions - Turkey (Millions of euros)
	Impact of an increase of 50 basis points	Impact of a decrease of 50 basis points
Discount rate	(192)	212
Sustainable growth rate	31	(28)

Below is shown the increased (or decreased) amount of the CGU recoverable amount as a result of a reasonable variation (in basis points) of each of the key assumptions as of December 31, 2018 and 2017:

Sensitivity analysis for main assumptions - Turkey (Millions of euros)
	Increase of 50 basis points 2018 (*)	Decrease of 50 basis points 2018 (*)	Increase of 50 basis point 2017 (*)	Decrease of 50 basis point 2017 (*)
Discount rate	(149)	158	(298)	327
Sustainable growth rate	40	(37)	214	(196)

(*) Based on historical changes, the use of 50 basis points to calculate the sensitivity analysis would be a reasonable variation with respect to the observed variations over the last five years.

Goodwill - Other CGUs

The sensitivity analysis on the main hypotheses carried out for the rest of the CGUs of the Group indicate that their value in use would continue to exceed their book value.

18.2 Other intangible assets

The breakdown of the balance and changes of this heading in the accompanying consolidated balance sheets, according to the nature of the related items, is as follows:

Other intangible assets (Millions of Euros)
	2019	2018	2017
Computer software acquisition expense	1,598	1,605	1,682
Other intangible assets with an infinite useful life	11	11	12
Other intangible assets with a definite useful life	401	518	708
Total	2,010	2,134	2,402

The changes of this heading in December 31, 2019, 2018 and 2017, are as follows:

Other intangible assets (Millions of Euros)
	Notes	2019	2018	2017
Balance at the beginning		2,134	2,402	2,849
Additions		533	552	564
Amortization in the year	45	(620)	(614)	(694)
Exchange differences and other		(25)	(123)	(305)
Impairment	48	(12)	(83)	(12)
Balance at the end		2,010	2,134	2,402

As of December 31, 2019, 2018 and 2017, the cost of fully amortized intangible assets that remained in use were €2,702 million, €2,412 million, and €1,969 million respectively, while their recoverable value was not significant.